Supplemental Cash Flow Information	12 Months Ended
May 31, 2014
Supplemental Cash Flow Information [Abstract]
Supplemental Cash Flow Information

NOTE 15: SUPPLEMENTAL CASH FLOW INFORMATION

Cash paid for interest expense and income taxes for the years ended May 31 was as follows (in millions):

	2014	2013	2012
Cash payments for:
Interest (net of capitalized interest)	$131	$80	$52

Income taxes	$820	$687	$403
Income tax refunds received	(54)	(219)	(146)
Cash tax payments, net	$766	$468	$257